Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of finance income

	2024 £’000	2023 £’000	2022 £’000
Finance income
Interest received on bank deposits	166	73	29
Other interest receivable	1	10	–
Gain on equity settled derivative financial liability	3,218	487	468
Total finance income	3,385	570	497

	2024 £’000	2023 £’000	2022 £’000
Finance expense
Interest expense on lease liabilities	19	28	43
Interest expense on deferred consideration	144	–	–
Other loans	2	13	10
Total finance expense	165	41	53